Intangible Asset and Related Accumulated Amortization (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Intangible Assets [Line Items]
Gross carrying value, finite-lived	¥ 509,730		¥ 517,300
Accumulated amortization	(380,560)		(374,110)
Accumulated impairment	(80,749)		(72,965)
Net carrying value, finite-lived	48,421	$ 7,043	70,225
Technology
Intangible Assets [Line Items]
Gross carrying value, finite-lived	126,404		228,374
Accumulated amortization	(115,358)		(172,976)
Net carrying value, finite-lived	11,046	1,606	55,398
Online game licenses
Intangible Assets [Line Items]
Gross carrying value, finite-lived	184,216		66,992
Accumulated amortization	(109,230)		(28,496)
Accumulated impairment	(42,730)		(34,608)
Net carrying value, finite-lived	32,256	4,694	3,888
Customer relationship
Intangible Assets [Line Items]
Gross carrying value, finite-lived	48,623		46,627
Accumulated amortization	(45,835)		(39,204)
Accumulated impairment	(2,788)		(2,654)
Net carrying value, finite-lived			4,769
User base
Intangible Assets [Line Items]
Gross carrying value, finite-lived	47,717		74,871
Accumulated amortization	(47,717)		(74,871)
Trademarks
Intangible Assets [Line Items]
Gross carrying value, finite-lived	21,265		20,533
Accumulated amortization	(16,152)		(14,854)
Accumulated impairment	(1,258)		(1,198)
Net carrying value, finite-lived	3,855	560	4,481
Domain names
Intangible Assets [Line Items]
Gross carrying value, finite-lived	4,390		4,247
Accumulated amortization	(3,136)		(2,567)
Net carrying value, finite-lived	1,254	182	1,680
Noncompete Agreements
Intangible Assets [Line Items]
Gross carrying value, finite-lived	1,610		1,610
Accumulated amortization	(1,610)		(1,610)
Platform
Intangible Assets [Line Items]
Gross carrying value, finite-lived	75,505		71,885
Accumulated amortization	(41,522)		(39,532)
Accumulated impairment	(33,973)		(32,344)
Net carrying value, finite-lived	¥ 10	$ 1	9
Trade name and domain names
Intangible Assets [Line Items]
Gross carrying value, indefinite-lived			2,161
Accumulated impairment			(2,161)
Net carrying value, indefinite-lived			¥ 0